NET FEE AND COMMISSION INCOME (Tables)	12 Months Ended
Dec. 31, 2025
Fee and commission income (expense) [abstract]
Summary of Net Fee and Commission Income	For the year ended 31 December

	Group
	2025	2024	2023
	£m	£m	£m
Fee and commission income:
Current account and debit card fees	468	474	542
Insurance, protection and investments	48	48	47
Credit cards	100	92	94
Non-banking and other fees[1]	138	116	118
Total fee and commission income	754	730	801
Total fee and commission expense	(421)	(484)	(505)
Net fee and commission income	333	246	296
1Non-banking and other fees include mortgages (except mortgage account fees), consumer finance, commitment commission, asset finance, invoice finance and trade finance.